U.S. SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20594
                        FORM 24F-2

             ANNUAL NOTICE OF SECURITIES SOLD
                  PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
PLEASE PRINT OR TYPE.

1.      NAME AND ADDRESS OF ISSUER:
The U.S. Treasury Money Fund of America
333 South Hope Street
Los Angeles, CA 90071

2. NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED (if the Form is beingfiled for all series and classes of securities of the issuer, check the box but do not list series or classes: _

3.      INVESTMENT COMPANY ACT FILE NUMBER: 811-6235
SECURITIES ACT FILE NUMBER:  33-38475

4(A).    LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
September 30, 2001

4(B).    CHECK BOX IF THIS NOTICE IS BEING FILED LATE (I.E., MORE THAN 90
CALENDAR DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR).  (SEE INSTRUCTION
A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(C).     _ CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS
FORM.

5.        CALCULATION OF REGISTRATION FEE:

          (i) Aggregate sale price of securities sold
during the fiscal year pursuant to section 24(f):                 $773,369,000

          (ii) Aggregate price of securities redeemed
or repurchased during the fiscal year:                            $653,743,000

          (iii) Aggregate price of securities redeemed
or repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not previously
used to reduce registration fees payable to the Commission:       $

          (iv) Total available redemption credits [add
items 5(ii) and 5(iii):                                           $653,743,000

          (v) Net sales -- if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:             $119,626,000

          (vi) Redemption credits available for use
in future years if item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:                             $(  )

          (vii) Multiplier for determining registration
fee (See Instruction C.9):                                            x .00025

          (viii) Registration fee due [multiply Item 5(v)
by Item 5(vii)] (enter "0" if no fee is due):                       $29,906.50

6.        PREPAID SHARES
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viiii) plus line 7]: =$29,906.50

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

 CIK # 870827    November 27, 2001

 Method of delivery:
   X Wire transfer
   _ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Julie F. Williams
                          Julie F. Williams
                          Secretary

Date November 27, 2001

* Please print the name and title of the signing officer below the signature.